Significant Accounting Policies (Narrative) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment									1
Net revenues from customers outside the United States	$ 9,305,553	$ 6,935,439	$ 9,417,443	$ 8,729,860	$ 10,487,842	$ 5,853,451	$ 7,084,843	$ 5,918,758	$ 34,388,295	$ 29,344,894	$ 26,322,627
Operating lease right-of-use assets	2,960,569								2,960,569			$ 3,600,000
Present value of lease liabilities	2,996,903								2,996,903			$ 3,800,000
Distribution costs									613,637	457,814	487,669
Advertising costs									2,594,630	2,005,113	2,377,338
Product Sales Related Allowances - Chargebacks, Cash Discounts and Damaged Goods
Segment Reporting [Abstract]
Accounts receivable, allowances, current	$ 800,000				$ 700,000				800,000	700,000
Non-US
Segment Reporting [Abstract]
Net revenues from customers outside the United States									$ 1,500,000	$ 2,100,000	$ 1,600,000